Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Cost	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2019	$520	$170	$1,362	$2,052
Acquisition under business combinations (note 4)	117	—	547	664
Additions	2	—	—	2
Disposals	(96)	—	—	(96)
Effect of movements in exchange rates	—	—	(1)	(1)

At December 31, 2020	$543	$170	$1,908	$2,621
Additions	366	12	—	378
Effect of movements in exchange rates	—	—	(1)	(1)

At December 31, 2021	$909	$182	$1,907	$2,998

Accumulated amortization	Computer and office equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2019	$323	$170	$277	$770
Amortization	88	—	219	307
Disposals	(96)	—	—	(96)

At December 31, 2020	$315	$170	$496	$981
Amortization	116	1	289	406

At December 31, 2021	$431	$171	$785	$1,387

Carrying amounts	Computer and office equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2020	$228	$—	$1,412	$1,640
At December 31, 2021	$478	$11	$1,122	$1,611